Offsets	Jun. 17, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-40898
Initial Filing Date	Jun. 17, 2025
Fee Offset Claimed	$ 320,150.41
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AvidXchange Holdings, Inc.
Form or Filing Type	SC 14A
File Number	001-40898
Filing Date	Jun. 17, 2025
Fee Paid with Fee Offset Source	$ 320,150.41
Offset Note
(4)	AvidXchange Holdings, Inc. previously paid $320,150.41 upon the filing of its Preliminary Proxy Statement on Schedule 14A on June 17, 2025 in connection with the transaction reported hereby.